Fair Value measurement - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Abstract]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers, Net	¥ 0	¥ 0
Gain Loss On Fair Value Assets Measured On Recurring Basis Change Gain Loss	1,011	109
Impairment of Intangible Assets, Indefinite-Lived (Excluding Goodwill)	¥ 1,950	¥ 0
Impairment, Intangible Asset, Indefinite-Lived (Excluding Goodwill), Statement of Income or Comprehensive Income [Extensible Enumeration]	Operating Costs and Expenses